INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Senior Debt Portfolio as of December 31, 2000

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Secured Floating Rate
Interests -- 91.3%(1)

Principal
Amount           Borrower/Tranche Description                      Value
-------------------------------------------------------------------------------

Advertising -- 0.4%
-------------------------------------------------------------------------------
                 Dimac Corporation
$    306,821     DIP loan, maturing April 6, 2001                $      306,821
   5,714,286     Term loan, maturing June 30, 2006                    4,171,429
   4,285,714     Term loan, maturing December 31, 2006                3,128,571
                 Lamar Media Corp.
   2,812,500     Term loan, maturing August 1, 2005                   2,801,953
  20,280,000     Term loan, maturing March 1, 2006                   20,361,120
-------------------------------------------------------------------------------
                                                                 $   30,769,894
-------------------------------------------------------------------------------
Aerospace & Defense -- 1.3%
-------------------------------------------------------------------------------
                 Aerostructures Corporation
$ 20,028,790     Term loan, maturing December 31, 2003           $   19,811,818
                 Aircraft Braking Systems Corp.
  15,073,316     Term loan, maturing September 30, 2005              15,063,895
                 Dyncorp
  17,879,250     Term loan, maturing December 9, 2006                17,968,646
                 EG&G Technical Services, Inc.
  18,233,083     Term loan, maturing August 20, 2007                 17,777,255
                 Fairchild Holdings Corporation
  19,004,785     Term loan, maturing April 30, 2006                  17,769,474
                 Hexcel Corporation
  14,497,513     Term loan, maturing August 25, 2005                 14,533,756
                 United Defense Industries, Inc.
     664,107     Term loan, maturing October 6, 2005                    658,711
     585,690     Term loan, maturing October 6, 2006                    580,931
-------------------------------------------------------------------------------
                                                                 $  104,164,486
-------------------------------------------------------------------------------
Air Freight & Couriers -- 0.5%
-------------------------------------------------------------------------------
                 Evergreen International Aviation, Inc.
$ 17,690,480     Term loan, maturing April 30, 2002              $   16,850,182
   6,696,412     Term loan, maturing May 31, 2003                     6,378,333
                 Interpool, Inc.
   7,000,000     Term loan, maturing April 30, 2002                   7,052,500
                 Piedmont
   6,329,849     Term loan, maturing July 23, 2006                    6,266,551
   6,329,849     Term loan, maturing July 23, 2007                    6,266,551
-------------------------------------------------------------------------------
                                                                 $   42,814,117
-------------------------------------------------------------------------------
Airlines -- 0.1%
-------------------------------------------------------------------------------
                 Continental Airlines, Inc.
$ 11,331,199     Term loan, maturing December 31, 2006           $   11,033,755
-------------------------------------------------------------------------------
                                                                 $   11,033,755
-------------------------------------------------------------------------------
Auto Components -- 3.4%
-------------------------------------------------------------------------------
                 AAS Holdings, LLC
$  8,996,404     Term loan, maturing October 30, 2004            $    8,998,353
                 Accuride Corporation
   2,400,000     Term loan, maturing January 21, 2005                 2,196,000
  22,800,000     Term loan, maturing January 21, 2006                21,108,992
   5,577,500     Term loan, maturing January 21, 2007                 5,242,850
                 American Axle & Manufacturing, Inc.
  26,694,002     Term loan, maturing April 30, 2006                  26,582,234
                 Car Components Technologies, Inc.
     798,438     Revolving loan, maturing February 17, 2005*            686,656
   5,370,513     Term loan, maturing February 17, 2005*               4,618,641
                 Collins & Aikman
  23,621,585     Term loan, maturing June 30, 2005                   22,661,958
     654,595     Term loan, maturing June 30, 2006                      629,639
                 Dayco Products, LLC
  19,083,419     Term loan, maturing May 31, 2007                    18,654,042
                 Dura Operating Corp.
  20,825,038     Term loan, maturing March 31, 2006                  20,361,681
                 Exide Corporation
  19,993,432     Term loan, maturing March 18, 2005                  19,227,024
                 Federal-Mogul Corporation
   2,571,429     Term loan, maturing February 24, 2004*                 990,000
  51,900,000     Term loan, maturing February 24, 2005*              19,054,722
                 Insilco Corporation
   7,000,000     Term loan, maturing September 6, 2007                7,008,750
                 J.L. French Automotive Castings, Inc.
   6,752,874     Term loan, maturing November 30, 2006                5,984,735
                 Key Plastics, LLC.
   1,841,689     DIP loan, maturing March 31, 2001                    1,829,307
  24,581,573     Term loan, maturing March 26, 2005*                 10,078,445
                 Keystone Automotive Operations, Inc.
  11,664,771     Term loan, maturing March 31, 2006                  10,819,075
                 Lund Industries, Incorporated
   4,396,149     Term loan, maturing December 31, 2004                4,396,149
   2,659,322     Term loan, maturing December 31, 2005                2,650,712
                 Safelite Glass Corp.
   3,300,167     Term loan, maturing June 30, 2008                    3,215,388
   3,300,167     Term loan, maturing June 30, 2008                    3,215,388
                 Stanadyne Automotive Corporation
   7,690,379     Term loan, maturing December 10, 2004                7,632,701
                 Tenneco Automotive
  11,933,476     Term loan, maturing December 31, 2007               11,453,461
  11,933,476     Term loan, maturing December 31, 2008               11,530,470
                 Venture Holdings Trust
  22,038,321     Term loan, maturing April 1, 2005                   20,716,022
-------------------------------------------------------------------------------
                                                                $   271,543,395
-------------------------------------------------------------------------------

Broadcast Media -- 3.8%
-------------------------------------------------------------------------------
                 Benedek Broadcasting Corporation
$  3,000,000     Term loan, maturing November 20, 2007           $    2,948,439
                 Black Entertainment Television
  42,312,480     Term loan, maturing June 30, 2006                   42,100,917
                 CanWest Media, Inc.
  21,080,130     Term loan, maturing May 15, 2008                    21,080,130
  13,169,870     Term loan, maturing May 15, 2009                    13,169,870
                 Comcorp Broadcasting, Inc.
   3,733,906     Term loan, maturing June 30, 2007*                   3,547,210
                 Corus Entertainment
  21,037,500     Term loan, maturing August 31, 2007                 21,142,688
                 Discovery Communications, Inc.
  44,000,000     Term loan, maturing May 13, 2004                    43,230,000
                 Entravision Communications Corp.
   5,800,000     Term loan, maturing December 31, 2008                5,858,000
                 Lin Television Corp.
  45,707,901     Term loan, maturing March 31, 2007                  45,507,929
   4,000,000     Term loan, maturing September 30, 2007               3,995,092
                 Sinclair Broadcast Group, Inc.
   1,420,690     Revolving loan, maturing August 15, 2005             1,385,172
  29,123,424     Term loan, maturing December 31, 2005               28,555,517
                 Susquehanna Media Co.
  21,770,000     Term loan, maturing June 30, 2008                   21,804,027
                 TLMD Aquisition Co.
  28,540,127     Term loan, maturing March 31, 2007                  28,450,939
                 White Knight Broadcasting, Inc.
   3,412,500     Term loan, maturing June 30, 2007*                   3,241,875
                 Young Broadcasting, Inc.
  17,250,000     Term loan, maturing December 31, 2006               17,392,847
-------------------------------------------------------------------------------
                                                                $   303,410,652
-------------------------------------------------------------------------------

Building and Development -- 0.5%
-------------------------------------------------------------------------------
                 American Skiing Company Resort Properties, Inc.
$ 11,143,928     Term loan, maturing December 31, 2002           $   10,586,732
                 Fairfield Communites, Inc.
  30,195,000     Term loan, maturing September 30, 2005              30,049,877
-------------------------------------------------------------------------------
                                                                 $   40,636,609
-------------------------------------------------------------------------------

Cable Television -- 8.2%
-------------------------------------------------------------------------------
                 Benchmark Genesis, LLC
$  8,000,000     Term loan, maturing September 30, 2007          $    7,920,000
                 CC Michigan/ CC New England, LLC.
  17,000,000     Term loan, maturing June 30, 2008                   16,968,125
                 Century Cable Holdings, LLC
  42,700,000     Term loan, maturing June 30, 2009                   42,244,092
  22,000,000     Term loan, maturing December 31, 2009               21,810,250
                 Charter Communications Operating, LLC.
   6,666,667     Term loan, maturing March 18, 2007                   6,600,000
 182,750,000     Term loan, maturing March 18, 2008                 181,766,988
                 Charter Communications VI
  10,000,000     Term loan, maturing June 30, 2008                    9,983,120
                 Charter Communications VIII
  44,550,000     Term loan, maturing February 2, 2008                44,504,737
                 Chelsea Communications, Inc.
  20,479,695     Term loan, maturing December 31, 2004               20,428,496
                 Classic Cable, Inc.
   9,921,053     Term loan, maturing October 31, 2007                 9,576,921
   9,881,579     Term loan, maturing October 31, 2008                 9,375,148
                 Falcon Holding Group, L.P.
  14,240,431     Term loan, maturing June 29, 2007                   14,115,827
  65,233,165     Term loan, maturing December 31, 2007               64,757,485
                 Frontiervision Operating Partners, L.P.
  52,717,115     Term loan, maturing March 31, 2006                  52,420,581
                 Insight Kentucky Partners I, L.P.
   3,408,000     Term loan, maturing April 30, 2008                   3,386,700
  34,715,040     Term loan, maturing April 30, 2009                  34,563,162
                 Mediacom USA, LLC
   8,500,000     Revolving loan, maturing September 30, 2008          8,509,563
                 RCN Corporation
  37,500,000     Term loan, maturing June 30, 2007                   35,278,125
                 UCA Corp.
  75,000,000     Term loan, maturing May 15, 2007                    75,093,750
-------------------------------------------------------------------------------
                                                                 $  659,303,070
-------------------------------------------------------------------------------

Casinos & Gaming -- 1.5%
-------------------------------------------------------------------------------
                 Alliance Gaming Corporation
$ 12,381,212     Term loan, maturing January 31, 2005            $   11,578,264
   5,095,369     Term loan, maturing July 31, 2005                    4,789,647
                 Aztar Corporation
  18,715,000     Term loan, maturing June 30, 2005                   18,668,213
                 Boyd Gaming Corporation
   3,990,000     Term loan, maturing June 15, 2003                    4,007,456
  25,365,645     Term loan, maturing June 15, 2005                   25,460,766
                 Horseshoe Gaming Holding Corp.
  28,914,795     Term loan, maturing September 30, 2006              29,014,204
                 Isle of Capri Casinos
  10,232,291     Term loan, maturing March 2, 2006                   10,294,646
   8,953,254     Term loan, maturing March 2, 2007                    9,007,816
                 Mikohn Gaming Corporation
   9,683,162     Term loan, maturing April 1, 2004                    9,671,987
-------------------------------------------------------------------------------
                                                                 $  122,492,999
-------------------------------------------------------------------------------

Chemicals -- 4.4%
-------------------------------------------------------------------------------
                 AOC,LLC.
$ 21,261,621     Term loan, maturing September 30, 2006          $   21,216,152
                 Arteva B.V. (Kosa)
   4,578,208     Term loan, maturing December 31, 2005                4,503,812
  28,583,153     Term loan, maturing December 31, 2006               28,735,015
                 Foamex L.P.
   9,288,063     Revolving loan, maturing June 30, 2003               8,761,736
   6,201,724     Term loan, maturing June 30, 2005                    6,036,342
   5,637,950     Term loan, maturing June 30, 2006                    5,487,603
   4,025,680     Term loan, maturing June 30, 2007                    3,918,327
                 Georgia Gulf Corporation
  24,255,000     Term loan, maturing December 31, 2006               24,324,733
                 Huntsman Corporation
   1,276,169     Term loan, maturing September 30, 2003               1,035,825
  32,756,754     Term loan, maturing December 31, 2004               27,624,753
   5,964,916     Term loan, maturing December 31, 2005                4,988,161
                 Huntsman ICI Chemicals LLC
   6,090,630     Term loan, maturing June 3, 2006                     6,056,370
  27,693,662     Term loan, maturing June 30, 2007                   27,778,626
  27,693,662     Term loan, maturing June 30, 2008                   27,778,626
                 Lyondell Petrochemical Company
  81,197,004     Term loan, maturing June 30, 2007                   83,436,255
                 Polymer Group, Inc.
  40,497,264     Term loan, maturing December 20, 2005               39,155,792
   6,467,500     Term loan, maturing December 20, 2006                6,273,475
                 Sterling Pulp Chemicals (Sask) Ltd.
   5,436,628     Term loan, maturing June 30, 2005                    5,321,100
                 The Zeneca Specialties Business
   2,965,969     Term loan, maturing June 30, 2007                    2,977,091
   9,886,563     Term loan, maturing June 30, 2008                    9,923,637
                 Vinings Industries, Inc.
   7,702,247     Term loan, maturing March 31, 2005                   7,201,601
-------------------------------------------------------------------------------
                                                                 $  352,535,032
-------------------------------------------------------------------------------

Coal -- 0.7%
-------------------------------------------------------------------------------
                 Arch Western Resources, LLC.
$ 50,000,000     Term loan, maturing May 31, 2003                $   45,750,000
                 P&L Coal Holdings Corporation
  10,603,479     Term loan, maturing June 30, 2006                   10,603,479
                 Quaker Coal Company
   9,811,515     Term loan, maturing June 30, 2006*                   2,943,454
-------------------------------------------------------------------------------
                                                                 $   59,296,933
-------------------------------------------------------------------------------

Commercial Services -- 4.1%
-------------------------------------------------------------------------------
                 Advanstar Communications Inc.
$  6,000,000     Term loan, maturing November 17, 2006           $    5,992,500
  24,000,000     Term loan, maturing November 17, 2007               24,007,512
                 American Marketing Industries, Inc.
     390,000     Term loan, maturing August 31, 2001                    390,000
   5,330,087     Term loan, maturing November 30, 2002                5,327,879
   6,352,500     Term loan, maturing November 30, 2003                6,352,500
   6,506,795     Term loan, maturing November 30, 2004                6,506,795
   5,348,750     Term loan, maturing November 16, 2005                5,348,750
                 Anthony Crane Rental, L.P.
  18,724,875     Term loan, maturing July 20, 2006                   17,788,631
                 Brickman Holdings Corp.
   7,483,603     Term loan, maturing January 14, 2006                 7,446,185
                 Caterair International Corporation
  39,025,158     Term loan, maturing March 1, 2007                   38,634,906
                 Coinmach Laundry Corporation
  34,383,597     Term loan, maturing June 30, 2005                   34,286,910
                 Environmental Systems Products Hldgs., Inc.
  11,092,529     Term loan, maturing December 31, 2004               11,092,463
   5,593,905     Term loan, maturing December 31, 2004                5,593,871
                 Erickson Air-Crane Co.
   8,657,128     Term loan, maturing December 31, 2004                8,137,700
                 Metokote Corporation
   9,405,000     Term loan, maturing November 2, 2005                 9,422,634
                 MSX International, Inc.
  22,770,000     Term loan, maturing December 31, 2006               21,846,652
                 Nationsrent, Inc.
  14,457,500     Term loan, maturing September 30, 2006              11,547,928
                 PSI Acquisition Corporation
  15,733,747     Term loan, maturing September 30, 2003              15,733,747
                 SC International Services, Inc.
  21,962,809     Term loan, maturing March 1, 2007                   21,743,181
                 Tartan Textile Services, Inc.
  10,695,975     Term loan, maturing April 30, 2005*                  4,278,390
                 United Rentals, Inc.
  42,381,250     Term loan, maturing June 30, 2006                   40,827,257
   3,683,750     Term loan, maturing June 30, 2007                    3,618,975
                 Volume Services, Inc.
  22,019,446     Term loan, maturing December 31, 2002               22,115,781
-------------------------------------------------------------------------------
                                                                 $  328,041,150
-------------------------------------------------------------------------------

Communications Equipment -- 1.8%
-------------------------------------------------------------------------------
                 Amphenol Corporation
$ 43,911,111     Term loan, maturing May 19, 2006                $   43,722,030
                 Communications Instruments
  11,696,667     Term loan, maturing March 15, 2004                  11,608,942
                 General Cable Corporation
  19,672,284     Term loan, maturing May 31, 2007                    19,209,986
                 Mitel Corporation
   9,749,971     Term loan, maturing December 12, 2003                9,713,408
                 Superior Telecom, Inc.
     979,310     Revolving loan, maturing November 27, 2005             900,966
   1,212,796     Term loan, maturing November 27, 2005                1,115,015
  23,682,047     Term loan, maturing November 27, 2006               21,987,312
                 Telex Communications, Inc.
   1,606,058     Term loan, maturing November 6, 2004                 1,445,452
                 TriPoint Global Communications, Inc. (Prodelin)
   7,819,200     Term loan, maturing May 31, 2006                     7,721,460
                 Viasystems, Inc.
  13,704,167     Term loan, maturing March 31, 2007                  13,680,184
  13,750,000     Term loan, maturing March 31, 2007                  13,725,938
-------------------------------------------------------------------------------
                                                                 $  144,830,693
-------------------------------------------------------------------------------

Computer Software & Services -- 0.7%
-------------------------------------------------------------------------------
                 Bridge Information Systems
$  6,092,904     Term loan, maturing May 29, 2004                $    1,675,549
   1,139,832     Term loan, maturing May 29, 2005                       313,454
                 Computer Associates Int. Inc.
  20,000,000     Term loan, maturing June 24, 2003                   19,900,000
                 Paul G. Allen
  15,550,000     Term loan, maturing June 10, 2003                   15,457,680
                 Titan Corporation
   9,853,929     Term loan, maturing March 31, 2006                   9,823,135
   4,942,550     Term loan, maturing March 31, 2007                   4,933,283
                 Trader.com
   2,688,169     Term loan, maturing December 31, 2006                2,668,007
   1,811,831     Term loan, maturing December 31, 2007                1,798,243
-------------------------------------------------------------------------------
                                                                 $   56,569,351
-------------------------------------------------------------------------------

Computers & Peripherals -- 0.2%
-------------------------------------------------------------------------------
                 Genicom Corporation
$ 11,300,330     Term loan, maturing September 5, 2004*          $    2,825,083
                 Seagate Technology Holdings, Inc.
  15,250,000     Term loan, maturing September 30, 2006              15,230,938
-------------------------------------------------------------------------------
                                                                 $   18,056,021
-------------------------------------------------------------------------------

Construction & Engineering -- 0.3%
-------------------------------------------------------------------------------
                 URS Corporation
$ 12,724,077     Term loan, maturing June 9, 2006                $   12,755,887
  12,724,077     Term loan, maturing June 9, 2007                    12,755,887
-------------------------------------------------------------------------------
                                                                 $   25,511,774
-------------------------------------------------------------------------------

Construction Materials -- 0.7%
-------------------------------------------------------------------------------
                 Dal-Tile Group, Inc
$  5,601,769     Revolving loan, maturing December 31, 2002      $    5,359,027
   9,684,301     Term loan, maturing December 31, 2002                9,264,651
                 Formica Corporation
  10,917,500     Term loan, maturing April 30, 2006                  10,044,100
                 Truseal Technologies, Inc.
   6,992,000     Term loan, maturing July 1, 2004                     6,992,000
                 Trussway Industries, Inc.
  13,131,364     Term loan, maturing December 31, 2006                2,409,139
                 U.S. Aggregates, Inc.
  10,352,565     Term loan, maturing March 31, 2006                  10,093,750
-------------------------------------------------------------------------------
                                                                 $   54,162,667
-------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 1.3%
-------------------------------------------------------------------------------
                 Ball Corporation
$ 18,487,475     Term loan, maturing March 10, 2006              $   18,526,946
                 Consolidated Container Holdings LLC
  24,269,856     Term loan, maturing June 30, 2007                   24,118,169
                 Graham Packaging Company
   8,434,650     Term loan, maturing January 31, 2006                 8,292,315
   9,478,113     Term loan, maturing January 31, 2007                 9,312,246
   5,312,712     Term loan, maturing January 31, 2008                 5,228,797
                 Impress Metal Packaging Holdings B.V.
  19,500,000     Term loan, maturing December 31, 2006               19,573,125
                 Silgan Holdings Inc.
  21,222,882     Term loan, maturing June 30, 2005                   20,897,917
-------------------------------------------------------------------------------
                                                                 $  105,949,515
-------------------------------------------------------------------------------

Containers & Packaging - Paper -- 2.9%
-------------------------------------------------------------------------------
                 ACX Technologies, Inc.
$  2,889,375     Term loan, maturing August 15, 2001             $    2,621,206
                 Blue Ridge Paper Products, Inc.
  10,217,423     Term loan, maturing March 31, 2006                  10,217,423
                 Gaylord Container Corporation
   3,124,286     Revolving loan, maturing June 19, 2004               2,889,964
  10,697,950     Term loan, maturing June 19, 2004                   10,082,817
                 Impaxx, Inc.
   2,350,000     Term loan, maturing December 31, 2005                2,346,855
   5,362,500     Term loan, maturing December 31, 2006                5,355,322
                 Jefferson Smurfit Corporation
  14,937,500     Term loan, maturing March 31, 2005                  14,892,688
   2,841,667     Term loan, maturing March 24, 2006                   2,847,981
                 Packaging Dynamics, LLC.
  16,733,667     Term loan, maturing November 20, 2008               15,896,983
                 RIC Holding, Inc.
   6,201,207     Revolving loan, maturing February 28, 2003           6,027,574
  14,483,167     Term loan, maturing February 28, 2003               14,440,167
  17,463,517     Term loan, maturing February 28, 2004               17,532,969
   6,210,639     Term loan, maturing August 28, 2005                  6,235,338
                 Stone Container Corporation
  10,718,299     Term loan, maturing October 1, 2003                 10,759,608
  21,489,624     Term loan, maturing October 1, 2003                 21,574,337
  12,405,757     Term loan, maturing October 1, 2003                 12,454,660
  25,636,919     Term loan, maturing October 1, 2004                 25,713,035
  15,121,667     Term loan, maturing December 31, 2006               15,133,824
  26,981,500     Term loan, maturing December 31, 2006               27,003,193
                 Stronghaven, Inc.
   9,002,068     Term loan, maturing May 15, 2004                     8,641,986
   2,340,403     Term loan, maturing May 15, 2004                     2,246,787
-------------------------------------------------------------------------------
                                                                 $  234,914,717
-------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 0.8%
-------------------------------------------------------------------------------
                 IPC, Inc.
$ 27,506,607     Term loan, maturing September 30, 2004          $   26,681,409
                 LLS Corp.
   9,500,000     Term loan, maturing July 31, 2006                    9,473,286
                 Mediapak Holdings, LLC
   7,387,324     Term loan, maturing December 31, 2005                7,387,324
   7,387,324     Term loan, maturing December 31, 2006                7,387,324
                 Tekni-Plex, Inc.
  10,180,047     Term loan, maturing June 30, 2008                   10,001,896
-------------------------------------------------------------------------------
                                                                 $   60,931,239
-------------------------------------------------------------------------------

Educational Services -- 0.6%
-------------------------------------------------------------------------------
                 Jostens, Inc.
$ 14,786,101     Term loan, maturing May 31, 2008                $   14,855,921
                 Kindercare Learning Centers, Inc.
   8,216,911     Term loan, maturing February 13, 2006                8,032,030
                 Language Line, LLC
  12,837,500     Term loan, maturing March 31, 2006                  12,805,406
                 Weekly Reader Corporation
  14,565,625     Term loan, maturing September 30, 2007              14,055,828
-------------------------------------------------------------------------------
                                                                 $   49,749,185
-------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.7%
-------------------------------------------------------------------------------
                 Gentek, Inc.
$ 21,670,000     Term loan, maturing April 30, 2007              $   21,615,825
  12,748,050     Term loan, maturing April 30, 2008                  12,760,008
                 Juno Lighting, Inc.
  10,238,357     Term loan, maturing November 30, 2006               10,167,968
                 Knowles Electronics, Inc.
  13,432,500     Term loan, maturing June 29, 2007                   12,727,294
-------------------------------------------------------------------------------
                                                                 $   57,271,095
-------------------------------------------------------------------------------

Entertainment -- 2.8%
-------------------------------------------------------------------------------
                 AMF Bowling Worldwide, Inc.
$  5,715,694     Term loan, maturing March 31, 2002              $    4,586,845
   6,489,117     Term loan, maturing March 31, 2003                   5,119,453
   5,840,897     Term loan, maturing March 31, 2004                   4,608,053
                 Amfac Resorts, Inc.
   4,850,000     Term loan, maturing September 30, 2003               4,789,375
   4,850,000     Term loan, maturing September 30, 2004               4,789,375
                 Blockbuster Entertainment Corp.
     649,231     Revolving loan, maturing July 1, 2004                  611,900
  70,000,000     Term loan, maturing July 1, 2004                    66,266,690
   6,923,077     Term loan, maturing July 1, 2006                     6,553,848
                 Dreamworks Film Trust
  16,530,000     Term loan, maturing December 31, 2006               16,648,818
                 IIC Holdings, Inc.
  11,250,658     Term loan, maturing December 16, 2005               11,192,064
  11,250,658     Term loan, maturing December 16, 2006               11,192,064
                 KSL Recreation Group, Inc.
   6,622,553     Revolving loan, maturing April 30, 2005              6,274,869
  12,819,856     Term loan, maturing April 30, 2005                  12,799,831
  10,419,856     Term loan, maturing April 30, 2006                  10,403,580
                 Metro-Goldwyn-Mayer Studios Inc.
  17,570,000     Term loan, maturing March 31, 2004                  17,446,465
   2,000,000     Term loan, maturing December 31, 2005                1,956,666
                 Six Flags Theme Parks Inc.
  42,750,000     Term loan, maturing September 30, 2005              43,059,938
-------------------------------------------------------------------------------
                                                                 $  228,299,834
-------------------------------------------------------------------------------

Environmental Services -- 1.1%
-------------------------------------------------------------------------------
                 Allied Waste Industries, Inc.
$  5,589,513     Term loan, maturing July 30, 2005               $    5,291,497
  13,386,364     Term loan, maturing July 30, 2006                   12,879,141
  16,063,636     Term loan, maturing July 30, 2007                   15,454,969
                 International Technology Corporation
  27,174,868     Term loan, maturing June 11, 2004                   26,716,292
                 Philips Environmental Services
     688,056     Term loan (PIK), maturing April 21, 2005               688,056
   1,297,658     Term loan, maturing April 21, 2005                   1,297,658
                 Safety-Kleen Services, Inc.
   1,769,451     Revolving loan, maturing April 3, 2004*                559,147
   1,809,332     Term loan, maturing April 3, 2004*                     565,919
  28,633,812     Term loan, maturing April 3, 2005*                   8,956,026
  28,633,812     Term loan, maturing April 3, 2006*                   8,956,026
                 Stericycle, Inc.
   6,725,094     Term loan, maturing November 10, 2006                6,761,873
-------------------------------------------------------------------------------
                                                                 $   88,126,604
-------------------------------------------------------------------------------

Financials -- 0.1%
-------------------------------------------------------------------------------
                 Altamira Management Ltd.
$ 10,244,148     Term loan, maturing September 30, 2004          $   10,244,148
-------------------------------------------------------------------------------
                                                                 $   10,244,148
-------------------------------------------------------------------------------

Food Services -- 0.2%
-------------------------------------------------------------------------------
                 Buffets, Inc.
$ 15,000,000     Term loan, maturing March 31, 2007              $   15,075,000
-------------------------------------------------------------------------------
                                                                 $   15,075,000
-------------------------------------------------------------------------------

Food Wholesalers -- 0.1%
-------------------------------------------------------------------------------
                 CP Kelco U.S., Inc.
$  4,387,500     Term loan, maturing March 31, 2008              $    4,267,941
   1,462,500     Term loan, maturing September 30, 2008               1,422,647
-------------------------------------------------------------------------------
                                                                 $    5,690,588
-------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 2.1%
-------------------------------------------------------------------------------
                 Aurora Foods, Inc.
$  6,145,456     Term loan, maturing June 30, 2006               $    5,633,337
  12,931,234     Term loan, maturing September 30, 2006              11,922,598
   5,753,138     Term loan, maturing September 30, 2007               5,273,712
                 B&G Foods, Inc.
   7,750,000     Term loan, maturing March 31, 2006                   7,223,000
                 Del Monte Corporation
   2,991,086     Term loan, maturing March 31, 2003                   2,961,175
  33,446,453     Term loan, maturing March 31, 2005                  33,571,878
                 Domino's Inc.
  14,001,381     Term loan, maturing December 21, 2006               14,069,442
  14,030,717     Term loan, maturing December 21, 2007               14,098,920
                 Eagle Family Foods, Inc
  11,637,341     Term loan, maturing December 31, 2005               10,803,328
                 Fleming Companies, Inc.
   3,735,874     Revolving loan, maturing July 25, 2004               3,530,401
  18,168,353     Term loan, maturing July 25, 2004                   17,532,461
                 New World Pasta
  11,069,500     Term loan, maturing January 28, 2006                10,340,762
                 Pabst Brewing Company
   6,949,969     Term loan, maturing April 30, 2004                   6,741,470
                 Purina Mills, Inc.
   8,596,591     Term loan, maturing December 31, 2003                8,173,923
                 Sweeteners Holdings, Inc.
   9,336,607     Term loan, maturing June 30, 2007                    9,342,443
   3,500,000     Term loan, maturing June 30, 2008                    3,473,750
                 Tabletop Holdings, Inc.
   5,259,402     Term loan, maturing March 31, 2007                   5,279,125
-------------------------------------------------------------------------------
                                                                 $  169,971,725
-------------------------------------------------------------------------------

Funeral Service -- 0.4%
-------------------------------------------------------------------------------
                 Cornerstone Family Services, Inc.
$  9,874,372     Term loan, maturing March 31, 2007              $    9,430,025
                 Prime Succession, Inc.
  14,763,480     Term loan, maturing August 1, 2003                  12,918,045
                 Rose Hills Company
   9,137,826     Term loan, maturing December 1, 2003                 8,395,378
-------------------------------------------------------------------------------
                                                                 $   30,743,448
-------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 1.5%
-------------------------------------------------------------------------------
                 Charles River Laboratories, Inc.
$ 11,182,500     Term loan, maturing October 13, 2007            $   11,224,434
                 Circon Corporation
   2,490,949     Term loan, maturing October 31, 2006                 2,391,311
                 Conmed Corporation
  12,285,786     Term loan, maturing December 30, 2004               11,874,212
   2,228,906     Term loan, maturing December 31, 2005                2,186,185
                 Dade Behring Holdings, Inc.
   8,372,500     Term loan, maturing June 30, 2005                    5,800,945
   8,372,500     Term loan, maturing June 30, 2006                    5,800,945
                 Fisher Scientific International Inc
  11,992,364     Term loan, maturing January 21, 2007                12,024,491
   7,976,693     Term loan, maturing January 21, 2008                 7,998,062
                 Hanger Orthopedic Group, Inc
  10,396,375     Term loan, maturing December 31, 2006                9,633,978
                 Imed Corporation
   4,441,795     Term loan, maturing November 30, 2002                4,397,377
                 Leiner Health Products Inc.
  11,089,676     Term loan, maturing December 30, 2004               10,354,985
   1,793,679     Term loan, maturing December 30, 2005                1,674,848
                 Maxxim Medical, Inc.
   4,197,650     Term loan, maturing October 31, 2007                 4,145,179
   4,197,650     Term loan, maturing October 31, 2008                 4,145,179
                 Nutramax Products, Inc.
     658,382     Note claim, maturing July 3, 2003                      658,382
                 Stryker Corporation
  20,546,201     Term loan, maturing December 10, 2005               20,663,047
   5,146,342     Term loan, maturing December 10, 2006                5,175,609
-------------------------------------------------------------------------------
                                                                 $  120,149,169
-------------------------------------------------------------------------------

Health Care - Providers & Services -- 2.7%
-------------------------------------------------------------------------------
                 Community Health Systems, Inc.
$ 12,075,894     Term loan, maturing December 31, 2003           $   11,992,872
  12,075,894     Term loan, maturing December 31, 2004               11,995,034
  10,405,717     Term loan, maturing December 31, 2005               10,345,322
                 Concentra Managed Care, Inc.
   9,850,000     Term loan, maturing December 31, 2005                8,889,625
   4,925,000     Term loan, maturing December 31, 2006                4,444,813
                 Extendicare Health Services, Inc.
   6,172,908     Term loan, maturing December 31, 2004                5,802,533
                 FHC Health Systems, Inc.
  10,512,470     Term loan, maturing April 30, 2005                   9,986,846
  10,512,470     Term loan, maturing April 30, 2006                   9,986,846
                 Integrated Health Services, Inc.
  32,422,500     Term loan, maturing September 15, 2003*             10,687,850
  19,650,000     Term loan, maturing December 31, 2005*               6,427,181
                 Magellan Health Services, Inc.
  14,459,778     Term loan, maturing February 12, 2005               13,505,323
  14,459,778     Term loan, maturing February 12, 2006               13,594,269
                 Mariner Post-Acute Network (f/k/a Paragon)
   4,994,357     Term loan, maturing March 31, 2004*                  1,882,872
  16,642,545     Term loan, maturing March 31, 2005*                  6,274,240
  16,642,545     Term loan, maturing March 31, 2006*                  6,274,240
                 Mediq/PRN Life Support Services, Inc.
  15,705,702     Term loan, maturing May 29, 2006                    13,349,847
                 National Medical Care, Inc.
  22,330,000     Term loan, maturing September 30, 2003              22,106,700
                 Quest Diagnostics, Inc.
  11,081,860     Term loan, maturing August 16, 2005                 11,114,763
  10,227,747     Term loan, maturing August 16, 2006                 10,258,113
                 Sybron Dental Management
   2,750,000     Term loan, maturing November 28, 2007                2,736,331
   2,750,000     Term loan, maturing November 28, 2007                2,736,331
                 Team Health
   3,786,667     Term loan, maturing March 12, 2006                   3,779,567
                 Total Renal Care Holdings, Inc.
  15,947,205     Term loan, maturing March 31, 2008                  15,796,041
-------------------------------------------------------------------------------
                                                                 $  213,967,559
-------------------------------------------------------------------------------

Hotels -- 2.0%
-------------------------------------------------------------------------------
                 Extended Stay America
$  1,330,000     Revolving loan, maturing December 31, 2002      $    1,278,463
   6,500,000     Term loan, maturing December 31, 2002                6,402,500
   9,800,000     Term loan, maturing December 31, 2003                9,759,163
                 Starwood Hotels & Resorts
  67,500,000     Term loan, maturing February 23, 2003               67,689,878
  23,125,000     Term loan, maturing February 23, 2003               23,190,051
                 Wyndham International, Inc.
  15,918,600     Term loan, maturing June 30, 2004                   15,865,543
  34,000,000     Term loan, maturing June 30, 2006                   33,681,250
-------------------------------------------------------------------------------
                                                                 $  157,866,848
-------------------------------------------------------------------------------

Household Furnishings & Appliances -- 1.5%
-------------------------------------------------------------------------------
                 Goodman Manufacturing Company, L.P.
$  6,509,512     Term loan, maturing September 30, 2003          $    6,383,390
  27,186,952     Term loan, maturing July 31, 2005                   26,830,123
                 Home Place
   7,153,327     Revolving loan, maturing December 31, 2002           7,066,709
                 Sealy Mattress Company
  19,021,939     Term loan, maturing December 15, 2004               19,061,562
  13,433,739     Term loan, maturing December 15, 2005               13,468,720
  17,445,703     Term loan, maturing December 15, 2006               17,482,042
                 Simmons Company
   7,365,090     Term loan, maturing October 30, 2005                 7,366,011
  12,189,613     Term loan, maturing October 30, 2006                12,191,137
                 Sleepmaster, LLC
   5,551,625     Term loan, maturing December 31, 2006                5,551,625
                 The Boyds Collection, Ltd.
   5,000,000     Term loan, maturing April 21, 2005                   4,997,172
-------------------------------------------------------------------------------
                                                                 $  120,398,491
-------------------------------------------------------------------------------

Household Products -- 1.5%
-------------------------------------------------------------------------------
                 BMK, Inc.
$  4,657,160     Term loan, maturing June 30, 2004               $    4,657,160
                 Desa International, Inc.
   6,815,250     Term loan, maturing November 30, 2004                6,372,259
                 Diamond Brands Operating Corp.
     471,182     Revolving loan, maturing March 31, 2004                429,596
   1,524,886     Term loan, maturing March 31, 2005                   1,385,953
  11,162,762     Term loan, maturing March 31, 2006                  10,283,042
                 Polaroid Corporation
  22,857,143     Revolving loan, maturing December 31, 2001          22,800,690
                 Samsonite Corporation
  18,342,833     Term loan, maturing June 24, 2005                   17,998,905
                 Shop Vac Corporation
  10,000,000     Term loan, maturing June 30, 2007                    9,993,750
                 The Imperial Decor Home Group, Inc.
   4,233,839     Revolving loan, maturing March 12, 2004*               486,891
   3,656,591     Term loan, maturing March 12, 2004*                    420,508
   6,491,158     Term loan, maturing March 12, 2005*                    746,483
   2,536,937     Term loan, maturing March 12, 2006*                    291,748
                 The Scotts Company
   8,500,000     Term loan, maturing December 31, 2007                8,548,340
                 United Industries Corporation
  20,158,894     Term loan, maturing January 20, 2006                19,280,351
                 Werner Holding Co.
   7,953,844     Term loan, maturing November 30, 2004                7,898,216
   4,801,500     Term loan, maturing November 30, 2005                4,773,891
-------------------------------------------------------------------------------
                                                                 $  116,367,783
-------------------------------------------------------------------------------

Insurance -- 0.7%
-------------------------------------------------------------------------------
                 Acordia, Inc.
$ 24,377,487     Term loan, maturing December 31, 2004           $   24,316,543
                 Willis Corroon Corporation
  11,266,933     Term loan, maturing February 19, 2007               11,261,649
  11,706,451     Term loan, maturing February 19, 2008               11,721,084
  11,706,451     Term loan, maturing August 19, 2008                 11,721,084
-------------------------------------------------------------------------------
                                                                 $   59,020,360
-------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.3%
-------------------------------------------------------------------------------
                 AMSCAN Holdings, Inc.
$  8,133,636     Term loan, maturing December 31, 2004           $    7,928,132
                 Bell Sports, Inc.
  13,250,000     Term loan, maturing March 30, 2007                  13,183,750
                 Hedstrom Corporation
   5,324,234     Term loan, maturing June 30, 2003                    3,950,582
   2,018,150     Term loan, maturing June 30, 2005                    1,497,467
-------------------------------------------------------------------------------
                                                                 $   26,559,931
-------------------------------------------------------------------------------

Machinery -- 0.4%
-------------------------------------------------------------------------------
                 Flowserve Corporation
$ 13,780,000     Term loan, maturing June 30, 2008               $   13,765,641
                 Thermadyne MFG LLC
   2,633,687     Term loan, maturing May 22, 2004                     2,319,838
   8,556,697     Term loan, maturing May 22, 2005                     7,537,021
   8,534,757     Term loan, maturing May 22, 2006                     7,517,695
-------------------------------------------------------------------------------
                                                                 $   31,140,195
-------------------------------------------------------------------------------
Manufacturing -- 3.8%
-------------------------------------------------------------------------------
                 Advanced Glassfiber Yarns LLC
$ 21,703,400     Term loan, maturing September 30, 2005          $   21,723,757
                 Alliance Laundry Holdings LLC
  17,456,250     Term loan, maturing September 30, 2005              17,019,844
                 Chart Industries, Inc.
  19,055,276     Term loan, maturing March 31, 2006                  19,033,943
                 Citation Corporation
  13,483,929     Term loan, maturing December 1, 2007                13,239,532
                 Dayton Superior Corporation
   1,327,500     Term loan, maturing September 29, 2005               1,332,478
                 Matthew Warren, Inc.
   7,662,683     Term loan, maturing May 31, 2005                     7,662,683
   2,797,709     Term loan, maturing May 31, 2006                     2,797,709
                 Mueller Group, Inc.
  13,540,851     Term loan, maturing August 17, 2006                 13,595,868
  12,583,200     Term loan, maturing August 17, 2007                 12,636,289
   1,990,000     Term loan, maturing August 17, 2008                  2,000,573
                 Neenah Foundry Company
  28,284,571     Term loan, maturing September 30, 2005              26,870,342
                 Panavision International, L.P.
  21,785,351     Term loan, maturing March 31, 2005                  20,124,218
                 Panolam Industries, Inc.
  15,624,975     Term loan, maturing December 31, 2006               15,634,741
                 Polypore Incorporated
   2,985,000     Term loan, maturing December 31, 2006                2,988,731
                 SPX Corporation
  48,395,000     Term loan, maturing December 31, 2006               48,561,382
                 Synthetic Industries, Inc.
  16,500,000     Term loan, maturing December 30, 2007               16,005,000
                 Tokheim Corporation
   1,101,282     Revolving loan, maturing December 5, 2005            1,101,282
   8,786,558     Term loan (PIK), maturing December 5, 2005           4,656,876
   4,273,672     Term loan, maturing December 5, 2005                 4,273,672
   7,669,537     Term loan, maturing December 5, 2005                 7,669,537
                 UCAR Finance, Inc.
  46,530,000     Term loan, maturing December 31, 2007               44,552,475
-------------------------------------------------------------------------------
                                                                 $  303,480,932
-------------------------------------------------------------------------------

Metals & Mining -- 0.3%
-------------------------------------------------------------------------------
                 Handy & Harman
$ 18,842,759     Term loan, maturing December 31, 2006           $   18,791,733
                 U.S. Silica Company
   4,868,701     Term loan, maturing September 30, 2007               4,847,400
-------------------------------------------------------------------------------
                                                                 $   23,639,133
-------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.6%
-------------------------------------------------------------------------------
                 Buhrmann, Inc.
$ 14,960,855     Term loan, maturing December 31, 2007           $   14,997,090
                 Identity Group, Inc.
   6,912,500     Term loan, maturing April 30, 2007                   6,904,569
                 Iron Mountain, Inc.
   3,575,525     Term loan, maturing February 28, 2006                3,605,853
                 Office Max
   9,821,433     Revolving loan, maturing November 30, 2003           9,771,215
                 U.S. Office Products
  18,430,615     Term loan, maturing June 9, 2006                    11,740,302
-------------------------------------------------------------------------------
                                                                 $   47,019,029
-------------------------------------------------------------------------------

Oil & Gas -- 0.1%
-------------------------------------------------------------------------------
                 Transmontaigne Inc.
$  4,073,438     Term loan, maturing June 30, 2006               $    4,027,611
-------------------------------------------------------------------------------
                                                                 $    4,027,611
-------------------------------------------------------------------------------

Paper & Forest Products -- 0.5%
-------------------------------------------------------------------------------
                 Alabama River & Newsprint
$ 18,379,406     Term loan, maturing December 31, 2002           $   17,017,841
                 Bear Island Paper Company, LLC
   8,826,131     Term loan, maturing December 31, 2005                8,517,217
                 Pacifica Papers, Inc.
  14,348,737     Term loan, maturing March 5, 2006                   14,438,417
-------------------------------------------------------------------------------
                                                                 $   39,973,475
-------------------------------------------------------------------------------

Personal Products -- 1.4%
-------------------------------------------------------------------------------
                 AM Cosmetics, Inc.
$  3,213,995     Revolving loan, maturing May 30, 2004*          $    3,213,995
   1,831,215     Term loan, maturing May 30, 2004*                    1,831,215
   3,662,430     Term loan, maturing May 30, 2006*                    3,662,430
   4,074,409     Subordinated debt, maturing May 30, 2007*                    0
                 Mary Kay Inc.
  15,946,982     Term loan, maturing March 6, 2004                   15,946,982
                 Playtex FP, Inc.
  50,427,516     Term loan, maturing June 15, 2003                   49,040,759
                 Revlon Consumer Products Corporation
  16,789,370     Term loan, maturing May 29, 2002                    15,614,114
  22,579,326     Term loan, maturing May 29, 2002                    20,848,237
-------------------------------------------------------------------------------
                                                                 $  110,157,732
-------------------------------------------------------------------------------

Pharmaceuticals & Biotechnology -- 0.8%
-------------------------------------------------------------------------------
                 Advance Paradigm, Inc.
$ 12,000,000     Term loan, maturing September 30, 2007          $   12,048,756
                 Alliance Imaging, Inc.
   7,990,647     Term loan, maturing December 18, 2004                7,890,764
   9,855,132     Term loan, maturing December 18, 2005                9,731,943
                 Bergen Brunswig Corporation
  23,495,473     Term loan, maturing October 19, 2001                23,517,512
                 Express Scripts, Inc.
   5,438,596     Term loan, maturing March 31, 2006                   5,424,152
                 Shire Pharmaceuticals
   5,000,000     Term loan, maturing December 31, 2005                4,981,250
-------------------------------------------------------------------------------
                                                                 $   63,593,377
-------------------------------------------------------------------------------

Publishing & Printing -- 3.4%
-------------------------------------------------------------------------------
                 American Media Operations Inc.
$ 10,000,000     Term loan, maturing April 1, 2006               $   10,002,080
  31,770,000     Term loan, maturing April 1, 2007                   31,913,930
                 Entertainment Publications, Inc.
   6,717,670     Term loan, maturing December 31, 2005                6,658,890
                 Journal Register Company
  39,655,222     Term loan, maturing September 30, 2006              39,349,560
                 Liberty Group Operating, Inc.
   6,965,000     Term loan, maturing April 30, 2007                   6,986,766
                 Merrill Corporation
  12,375,000     Term loan, maturing November 15, 2007               11,493,281
                 Morris Communications Corporation
  17,219,840     Term loan, maturing June 30, 2005                   17,155,266
                 Primedia Inc.
  16,101,181     Term loan, maturing March 30, 2004                  16,072,666
   3,518,000     Revolving loan, maturing June 30, 2004               3,478,423
  25,200,000     Term loan, maturing June 30, 2004                   24,916,500
                 R.H. Donnelley Inc.
  11,804,477     Term loan, maturing December 5, 2005                11,715,943
  13,310,523     Term loan, maturing December 5, 2006                13,210,694
                 Rand McNally & Company
     977,500     Term loan, maturing April 30, 2005                     782,000
   4,398,750     Term loan, maturing April 30, 2006                   3,519,000
                 Reiman Publications
   3,940,235     Term loan, maturing November 30, 2005                3,964,042
                 The McClatchy Company
  29,238,495     Term loan, maturing September 10, 2007              29,156,276
                 The Sheridan Group, Inc.
   7,814,415     Term loan, maturing January 30, 2005                 7,812,072
                 Von Hoffman Press, Inc.
   9,714,156     Term loan, maturing May 30, 2004                     9,589,698
  21,906,740     Term loan, maturing May 30, 2005                    21,626,071
-------------------------------------------------------------------------------
                                                                 $  269,403,158
-------------------------------------------------------------------------------

Real Estate -- 3.9%
-------------------------------------------------------------------------------
                 622 Third Ave Company LLC
$ 23,000,000     Term loan, maturing May 9, 2003                 $   23,000,000
                 AIMCO Properties, L.P.
  14,067,020     Term loan, maturing July 31, 2004                   14,093,396
                 American Tower, L.P.
  44,020,000     Term loan, maturing December 31, 2007               44,284,560
                 Crescent Real Estate Funding VIII
  45,004,239     Term loan, maturing May 30, 2008                    45,144,878
                 Crown Castle Operating Company
  46,280,000     Term loan, maturing March 31, 2008                  46,530,699
                 Fortress Investment Fund, LLC
  12,378,827     Term loan, maturing September 30, 2002              12,249,945
                 HQ Global Workplaces, Inc.
  21,228,729     Term loan, maturing December 31, 2005               20,910,298
                 Lennar Corporation
  35,441,175     Term loan, maturing May 2, 2007                     35,544,557
                 MeriStar Investment Partners, L.P.
   6,615,193     Term loan, maturing March 31, 2002                   6,565,579
  13,104,526     Term loan, maturing March 31, 2003                  13,047,194
                 Prison Realty Corporation
  14,700,000     Term loan, maturing January 1, 2003                 13,706,806
                 Starwood Walden LLC
  13,000,000     Term loan, maturing June 30, 2003                   12,805,000
                 Spectrasite Communications, Inc.
  18,000,000     Term loan, maturing June 30, 2006                   18,042,750
-------------------------------------------------------------------------------
                                                                 $  305,925,662
-------------------------------------------------------------------------------

Restaurants -- 1.4%
-------------------------------------------------------------------------------
                 AFC Enterprises Inc
$  9,809,420     Term loan, maturing June 30, 2004               $    9,772,635
                 Applebee's International, Inc.
  12,397,174     Term loan, maturing March 31, 2006                  12,404,922
                 Captain D's, Inc.
   9,494,165     Term loan, maturing December 31, 2001                9,351,753
                 Friendly Ice Cream Corporation
     714,286     Revolving loan, maturing November 15, 2002             714,286
                 Tricon Global Restaurants, Inc.
   4,818,182     Term loan, maturing October 2, 2002                  4,730,618
  75,141,662     Term loan, maturing October 2, 2002                 73,544,902
-------------------------------------------------------------------------------
                                                                 $  110,519,116
-------------------------------------------------------------------------------

Retail - Food & Drug -- 1.6%
-------------------------------------------------------------------------------
                 Duane Reade Inc.
$  1,136,364     Revolving loan, maturing February 15, 2005      $    1,130,682
   7,530,663     Term loan, maturing February 15, 2005                7,533,021
   1,406,208     Term loan, maturing February 15, 2006                1,406,648
                 Pathmark Stores, Inc.
  26,746,667     Term loan, maturing July 15, 2007                   26,592,873
                 Rite Aid Funding, LLC
  68,400,000     Term loan, maturing August 1, 2002                  67,716,000
                 Shoppers Acquisition Corporation
  13,561,550     Term loan, maturing March 30, 2008                  13,619,065
  13,561,550     Term loan, maturing March 30, 2009                  13,619,065
-------------------------------------------------------------------------------
                                                                 $  131,617,354
-------------------------------------------------------------------------------

Retail - Multiline -- 0.3%
-------------------------------------------------------------------------------
                 Bradlees Stores
$  3,702,372     Revolving loan, maturing December 31, 2004      $    3,678,833
                 Service Merchandise
   6,000,000     Term loan, maturing April 14, 2004                   6,006,334
                 Tuesday Morning Corporation
  12,246,886     Term loan, maturing December 31, 2004               12,185,652
-------------------------------------------------------------------------------
                                                                 $   21,870,819
-------------------------------------------------------------------------------

Retail - Specialty -- 1.3%
-------------------------------------------------------------------------------
                 Advanced Stores Company, Inc.
$ 26,692,323     Term loan, maturing April 15, 2006              $   26,558,861
                 CSK Auto, Inc.
  24,753,674     Term loan, maturing October 31, 2003                21,226,276
  13,332,048     Term loan, maturing October 31, 2004                11,487,786
                 Nebraska Book Company
   7,192,904     Term loan, maturing March 31, 2006                   7,156,939
                 Petro Shopping Centers, L.P.
  11,356,250     Term loan, maturing July 31, 2006                   11,313,664
                 The Sports Authority, Inc.
  19,501,433     Revolving loan, maturing September 30, 2003         19,452,680
                 Travelcenters of America, Inc.
   5,500,000     Term loan, maturing November 8, 2008                 5,535,519
-------------------------------------------------------------------------------
                                                                 $  102,731,725
-------------------------------------------------------------------------------

Retail Stores - General Mdse -- 0.3%
-------------------------------------------------------------------------------
                 Stage Stores, Inc.
$ 26,000,000     Term loan, maturing June 2, 2003                $   25,944,258
-------------------------------------------------------------------------------
                                                                 $   25,944,258
-------------------------------------------------------------------------------

Road & Rail -- 0.7%
-------------------------------------------------------------------------------
                 I & M Rail Link, LLC
$  8,200,000     Term loan, maturing March 31, 2004*             $    5,535,000
                 Kansas City Southern Industries, Inc.
   9,500,000     Term loan, maturing December 29, 2006                9,563,831
                 MTL
  15,115,588     Term loan, maturing August 28, 2005                 14,114,180
  13,064,488     Term loan, maturing February 28, 2006               12,198,966
                 Transportation Manufacturing Operations, Inc.
  11,831,001     Term loan, maturing June 15, 2006                   11,646,712
-------------------------------------------------------------------------------
                                                                 $   53,058,689
-------------------------------------------------------------------------------

Semiconductor Equipment & Products -- 0.5%
-------------------------------------------------------------------------------
                 Semiconductor Components Industries, LLC
$ 15,183,149     Term loan, maturing August 4, 2006              $   15,221,106
  16,398,006     Term loan, maturing August 4, 2007                  16,439,001
   8,254,595     Term loan, maturing August 4, 2008                   8,253,737
-------------------------------------------------------------------------------
                                                                 $   39,913,844
-------------------------------------------------------------------------------

Shipping Lines -- 0.0%
-------------------------------------------------------------------------------
                 American Commercial Lines
$    355,674     Term loan, maturing July 30, 2006               $      342,558
   2,236,060     Term loan, maturing June 30, 2007                    2,153,605
-------------------------------------------------------------------------------
                                                                 $    2,496,163
-------------------------------------------------------------------------------

Telecommunications - Wireline -- 1.8%
-------------------------------------------------------------------------------
                 360Networks, Inc.
$  1,500,000     Term loan, maturing December 31, 2007           $    1,464,063
                 Alec Holdings, Inc.
  13,429,283     Term loan, maturing November 30, 2006               13,412,496
   9,020,718     Term loan, maturing November 30, 2007                9,009,442
                 Cincinnati Bell, Inc.
   4,366,667     Term loan, maturing December 31, 2004                4,337,427
  48,520,000     Term loan, maturing December 31, 2005               48,644,648
                 Davel Communications
   3,950,000     Term loan, maturing June 23, 2005*                     638,585
                 Exodus Communications, Inc.
   3,000,000     Term loan, maturing October 31, 2007                 3,024,375
                 Globenet Communication Holdings Ltd.
  14,000,000     Term loan, maturing September 30, 2005              13,825,000
                 MJD Communications
   4,482,375     Term loan, maturing March 31, 2006                   4,471,169
   4,381,256     Term loan, maturing March 31, 2007                   4,370,303
                 NSC Communications Corporation
  10,755,882     Term loan, maturing October 1, 2003*                 5,377,941
                 Telus Corporation
  34,570,284     Term loan, maturing October 31, 2001                34,570,284
-------------------------------------------------------------------------------
                                                                 $  143,145,733
-------------------------------------------------------------------------------

Telecommunications - Wireless -- 10.2%
-------------------------------------------------------------------------------
                 American Cellular Corporation
$ 22,280,370     Term loan, maturing March 31, 2007              $   22,281,752
  25,788,519     Term loan, maturing March 31, 2008                  25,788,519
                 Centennial Cellular Corp.
   2,000,000     Term loan, maturing November 30, 2005                1,989,108
  38,839,885     Term loan, maturing November 30, 2006               38,902,612
  28,914,634     Term loan, maturing November 30, 2007               28,968,849
                 Cook Inlet/ Voicestream Operating Co. LLC
   4,500,000     Term loan, maturing December 31, 2008                4,545,000
                 Dobson Operating Company
   5,384,615     Term loan, maturing March 31, 2007                   5,388,541
  20,053,111     Term loan, maturing December 31, 2007               20,067,730
  16,877,475     Term loan, maturing March 31, 2008                  16,907,011
                 Microcell Connexions
  24,500,000     Term loan, maturing December 30, 2005               24,507,669
  12,773,938     Term loan, maturing March 1, 2006                   12,746,001
                 Nextel Communications, Inc.
  36,000,000     Term loan, maturing June 30, 2008                   36,117,324
  36,000,000     Term loan, maturing December 30, 2008               36,117,324
 107,100,000     Term loan, maturing March 31, 2009                 106,518,875
                 Rural Cellular Corporation
  31,015,000     Term loan, maturing April 6, 2008                   30,947,170
  31,015,000     Term loan, maturing April 6, 2009                   30,947,170
                 Sygnet Operating Company (Dobson)
  11,733,081     Term loan, maturing March 31, 2007                  11,675,460
  10,993,845     Term loan, maturing December 23, 2007               10,942,317
                 Telecorp PCS
  35,780,000     Term loan, maturing January 17, 2007                35,683,108
                 Teligent, Inc.
   5,000,000     Term loan, maturing June 30, 2006                    3,291,665
                 Tritel Holding Corp.
  30,000,000     Term loan, maturing December 31, 2007               30,065,640
                 Voicestream PCS Holdings, LLC
  10,000,000     Term loan, maturing December 31, 2007                9,821,250
  71,000,000     Term loan, maturing December 31, 2008               70,286,592
                 Voicestream Vendor Facility
 100,000,000     Term loan, maturing June 30, 2009                   99,125,000
                 Western Wireless
  20,000,000     Term loan, maturing September 30, 2007              19,850,000
  49,570,000     Term loan, maturing September 30, 2008              49,760,299
                 Winstar Communications, Inc.
  40,000,000     Term loan, maturing September 30, 2007              37,774,701
-------------------------------------------------------------------------------
                                                                 $  821,016,687
-------------------------------------------------------------------------------

Textiles & Apparel -- 1.4%
-------------------------------------------------------------------------------
                 Cluett American Corp
$  5,975,302     Term loan, maturing May 18, 2005                $    5,885,673
                 Collins & Aikman Floorcovering
  13,570,588     Term loan, maturing June 30, 2002                   13,265,250
                 GFSI, Inc.
  11,454,779     Term loan, maturing March 31, 2004                  11,273,735
                 Globe Manufacturing Corp
  12,039,500     Term loan, maturing July 31, 2006*                   8,427,650
                 Joan Fabrics Corporation
   3,699,746     Term loan, maturing June 30, 2003                    3,570,254
  10,036,840     Term loan, maturing June 30, 2005                    9,779,646
   5,064,171     Term loan, maturing June 30, 2006                    4,934,401
                 Pillowtex Corporation
  37,221,581     Term loan, maturing December 31, 2004               22,072,398
                 The William Carter Company
  22,205,277     Term loan, maturing October 31, 2003                22,214,536
                 Walls Industries, Inc.
   4,659,574     Term loan, maturing February 28, 2005                4,659,574
   6,574,468     Term loan, maturing February 28, 2006                6,574,468
-------------------------------------------------------------------------------
                                                                 $  112,657,585
-------------------------------------------------------------------------------

Theaters -- 0.3%
-------------------------------------------------------------------------------
                 Carmike Cinemas, Inc.
$ 11,260,936     Term loan, maturing February 25, 2005*          $    8,483,238
                 Edwards Megaplex Holdings, LLC
  11,500,000     Term loan, maturing August 25, 2006*                10,350,000
                 Hollywood Theater Holdings, Inc.
   8,865,000     Term loan, maturing March 31, 2006*                  8,510,400
-------------------------------------------------------------------------------
                                                                 $   27,343,638
-------------------------------------------------------------------------------

Utilities -- 0.4%
-------------------------------------------------------------------------------
                 Western Resources Inc.
$ 33,270,000     Term loan, maturing March 17, 2003              $   33,519,520
-------------------------------------------------------------------------------
                                                                 $   33,519,520
-------------------------------------------------------------------------------

Total Senior Floating-Rate Loan Interests
  (identified cost, $7,662,238,525)                              $7,320,666,269
-------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.1%

Shares/Warrants  Security                                              Value
-------------------------------------------------------------------------------
     806,708     AFC Enterprises Common Stock*                   $    6,251,987
         583     AM Cosmetics (Series E) Preferred Stock*                     0
      52,190     AM Cosmetics Common Stock*                                   0
         608     Classic Cable Common Stock Warrants*                         0
       5,274     Environmental Systems Products Holdings
                   (Series A) Preferred*                              1,329,472
      33,278     Environmental Systems Products Holdings
                   Common Stock*                                              0
       4,795     Philips Services Corporation 6% Subordinated Notes
                   4/15*                                                  4,795
     150,365     Philips Services Corporation Common Stock*             476,726
      34,364     PSI Acquisition Warrants*                                    0
     297,015     Safelite Glass Corporation Common Stock*                     0
      20,048     Safelite Realty Corporation Common Stock*                    0
         879     Tokheim Stock (Series A) Preferred Stock*                    0
      59,602     Tokheim Stock Warrants*                                      0
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $2,527,110)                                  $    8,062,980
-------------------------------------------------------------------------------
Commercial Paper -- 6.8%

Principal
Amount
(000's Omitted)       Security                                         Value
-------------------------------------------------------------------------------
$ 38,922,000     American Express Credit, 6.48%, 1/2/01          $   38,914,992
  80,000,000     Barton Capital Corp., 6.63%, 1/10/01                79,849,661
  31,794,000     Barton Capital Corp., 6.64%, 1/8/01                 31,770,688
 100,000,000     Corporate Asset Funding, 6.6%, 1/9/01               99,853,333
   6,000,000     Corporate Receivables Corp., 6.53%, 1/2/01           5,998,911
 100,000,000     Corporate Receivables Corp., 6.6%, 1/4/01           99,944,999
  60,000,000     Corporate Receivables Corp., 6.61%, 1/5/01          59,955,938
 110,885,000     Ford Motor Credit Corp., 6.51%, 1/10/01            110,670,637
  17,000,000     Ford Motor Credit Corp., 6.57%, 1/5/01              17,021,489
-------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $543,980,648)                                 $  543,980,648
-------------------------------------------------------------------------------
Total Investments -- 98.2%
  (identified cost, $8,208,746,283                                7,872,709,897
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                           $  149,076,778
-------------------------------------------------------------------------------
Total Net Assets -- 100%                                         $8,021,786,675
-------------------------------------------------------------------------------
(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.
*   Non-income producing security.

Note: At December 31, 2000, the Portfolio had unfunded commitments amounting to $251,752,897 under various revolving credit agreements.

Statement of Assets and Liabilities

As of December 31, 2000
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $8,208,746,283)                              $7,872,709,897
Cash                                                                 82,228,795
Receivable for investments sold                                       4,496,419
Interest receivable                                                  63,793,174
Deferred organization expenses                                           12,981
Prepaid expenses                                                        915,595
-------------------------------------------------------------------------------
Total assets                                                     $8,024,156,861
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Deferred facility fee income                                     $    1,884,429
Payable to affiliate for Trustees' fees                                   9,810
Accrued expenses                                                        475,947
-------------------------------------------------------------------------------
Total liabilities                                                $    2,370,186
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio        $8,021,786,675
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $8,357,823,061
Net unrealized depreciation (computed on the basis of
  identified cost)                                                 (336,036,386)
-------------------------------------------------------------------------------
Total                                                            $8,021,786,675
-------------------------------------------------------------------------------


Statement of Operations

For the Year Ended December 31, 2000
(Expressed in United States Dollars)

Investment Income
-------------------------------------------------------------------------------
Interest                                                         $  837,496,288
Facility fees earned                                                  6,253,393
Miscellaneous                                                           305,309
-------------------------------------------------------------------------------
Total investment income                                          $  844,054,990
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $   38,551,367
Trustees fees and expenses                                               17,437
Custodian fee                                                         1,463,280
Legal and accounting services                                           909,912
Interest                                                                579,615
Amortization of organization expenses                                     6,222
Miscellaneous                                                           282,436
-------------------------------------------------------------------------------
Total expenses                                                   $   41,810,269
-------------------------------------------------------------------------------
Net investment income                                            $  802,244,721
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $  (97,687,213)
-------------------------------------------------------------------------------
Net realized loss                                                $  (97,687,213)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $ (269,754,529)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $ (269,754,529)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                 $ (367,441,742)
-------------------------------------------------------------------------------
Net increase in net assets from operations                       $  434,802,979
-------------------------------------------------------------------------------

                       See notes to financial statements

Statements of Changes in Net Assets
(Expressed in United States Dollars)

Increase (Decrease)                           Year Ended            Year Ended
in Net Assets                                 December 31, 2000     December 31, 1999
-------------------------------------------------------------------------------------
From operations --
  Net investment income                       $   802,244,721       $   608,035,587
  Net realized loss                               (97,687,213)          (20,731,038)
  Net change in unrealized appreciation
    (depreciation)                               (269,754,529)          (62,738,620)
-------------------------------------------------------------------------------------
Net increase in net assets from operations    $   434,802,979       $   524,565,929
-------------------------------------------------------------------------------------
Capital transactions --
  Contributions                               $ 2,027,650,216       $ 4,388,066,031
  Withdrawals                                  (3,827,517,843)       (1,956,114,319)
-------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from
  capital transactions                        $(1,799,867,627)      $ 2,431,951,712
-------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets                                  $(1,365,064,648)      $ 2,956,517,641
-------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------
At beginning of year                          $ 9,386,851,323       $ 6,430,333,682
-------------------------------------------------------------------------------------
At end of year                                $ 8,021,786,675       $ 9,386,851,323
-------------------------------------------------------------------------------------



Statement of Cash Flows
(Expressed in United States Dollars)
                                                             Year Ended
Increase (Decrease) in Cash                                  December 31, 2000
------------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                                 $(3,792,571,700)
  Proceeds from sales and principal repayments                 4,175,343,982
  Interest received                                              829,944,151
  Facility fees paid                                             (11,331,479)
  Miscellaneous income received                                      407,024
  Interest paid                                                     (524,389)
  Operating expenses paid                                        (41,023,505)
  Net decrease in short-term investments                         544,483,970
------------------------------------------------------------------------------
Net cash used from operating activities                      $ 1,704,728,054
------------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                        $ 2,027,650,216
  Payments for capital withdrawals                            (3,827,517,843)
------------------------------------------------------------------------------
Net cash used for financing activities                       $(1,799,867,627)
------------------------------------------------------------------------------
Net decrease in cash                                         $   (95,139,573)
------------------------------------------------------------------------------
Cash at beginning of year                                    $   177,368,368
------------------------------------------------------------------------------
Cash at end of year                                          $    82,228,795
------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
------------------------------------------------------------------------------
Net increase in net assets from operations                   $   434,802,979
Increase in receivable for investments sold                       (4,496,419)
Increase in interest receivable                                   (7,552,137)
Decrease in miscellaneous receivable                                 101,715
Decrease in prepaid expenses                                         136,568
Decrease in deferred organization expenses                             6,222
Decrease in payable to affiliate                                     (22,390)
Decrease in deferred facility fee income                         (17,607,422)
Increase in accrued expenses                                         135,753
Net decrease in investments                                    1,299,223,185
------------------------------------------------------------------------------
Net cash from operating activities                           $ 1,704,728,054
------------------------------------------------------------------------------

                       See notes to financial statements

Supplementary Data
(Expressed in United States Dollars)

                                                                   Year Ended December 31,
                                ----------------------------------------------------------------------------------------------
                                   2000                   1999                 1998                 1997                1996
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
------------------------------------------------------------------------------------------------------------------------------
Operating expenses                 0.44%                  0.56%                0.93%                0.94%               0.98%
Interest expense                   0.01%                  0.01%                0.01%                0.02%               0.04%
Net investment income              8.62%                  7.32%                7.12%                7.12%               7.17%
Portfolio turnover                   47%                    64%                  56%                  81%                 75%
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(000's omitted)              $8,021,787             $9,386,851           $6,430,334           $4,035,072          $3,010,074
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 2000
NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
--------------------------------------------------------------------------------
   Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Boston Management and Research (BMR) values liquid Senior Loans on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment advisor, BMR, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
   (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
   The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed on an annual basis 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended December 31, 2000, the effective annual rate, based on average daily gross assets, was 0.41% and amounted to $38,551,367. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

   During the year ended December 31, 2000 the Portfolio engaged in purchase and sale transactions with other funds that also utilize BMR, or an affilite of BMR, as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $6,006,875 and $145,990,000, respectively.

3  Investments
--------------------------------------------------------------------------------

   The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended December 31, 2000 aggregated $3,792,571,700 and $4,179,840,401, respectively.

4  Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------

   The Portfolio participates with another portfolio managed by BMR in a $600 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $579,615 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the year ended December 31, 2000. As of December 31, 2000, the Portfolio had no borrowings outstanding.

5  Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                              $8,208,746,283
   --------------------------------------------------------------------------
   Gross unrealized appreciation                               $   19,299,654
   Gross unrealized depreciation                                 (355,336,040)
   --------------------------------------------------------------------------
   Net unrealized depreciation                                 $ (336,036,386)
   --------------------------------------------------------------------------

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 2000
INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the
Portfolio) as of December 31, 2000, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year ended December 31, 2000 and the year ended December 31, 1999, and the supplementary data for each of the years in the five-year period ended December 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at December 31, 2000 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 2000, and the results of its operations, its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

                                                  DELOITTE & TOUCHE LLP
                                                  Boston, Massachusetts
                                                  February 16, 2001

Senior Debt Portfolio

Officers

JAMES B. HAWKES
President and Trustee


SCOTT H. PAGE
Vice President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager


JAMES L. O'CONNOR
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ
President and Chief Executive Officer,
National Financial Partners


DONALD R. DWIGHT
President, Dwight Partners, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration


NORTON H. REAMER
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation


LYNN A. STOUT
Professor of Law, Georgetown
University Law Center

JACK L. TREYNOR
Investment Adviser and Consultant